SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Note 2 – Summary of Significant Accounting Policies
Basis of Accounting
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires Plan management to make estimates that affect certain reported amounts and disclosures. Actual results may differ from those estimates.
Valuation of Investments
The Plan’s investments are stated at fair value in accordance with Accounting Standards Codification Topic 820 “Fair Value Measurements and Disclosures” (“ASC 820”). See Note 3 for fair value measurements.
Notes Receivable from Participants
Participant loans, which are classified as receivables, are stated at the unpaid principal balance plus any accrued but unpaid interest. The Plan only has loan receivables in the form of participant loans and there are no trade receivables.
Investment Transactions and Income
Investment transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date. Interest is recognized on an accrual basis. Brokerage commissions on purchases and sales of common stock are considered transaction costs and are recorded as an increase to the cost basis of shares purchased and/or reduction of proceeds on a sale of shares. The net appreciation or depreciation in fair value of investments consists of realized gains and losses and changes in unrealized gains or losses on investments during the year. Realized gains and losses on investments are determined based on average cost. Unrealized gains or losses on investments are based on changes in the market values or fair values of such investments.
Payment of Benefits
Distributions to participants are recorded when payment is made. In-kind distributions are recorded based on the market value of the shares at the date of distribution.
Administrative Expenses
Certain administrative expenses were paid by the Plan, as permitted by the Plan document. All other administrative expenses were paid by the Company and excluded from these financial statements.